Derivative instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	$ 48,191	$ (22,897)	$ (32,399)
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	(40,348)	19,732	10,775
Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	4,317	(6,710)	(1,225)
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	(807)	6,172	(263)
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	24,628	(14,730)	(31,174)
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	(17,632)	10,913	8,727
Call spread
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	2,469	30	0
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	(9,637)	2,385	3,275
Coupon-only swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	4,635	(263)	0
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	(472)	(1,752)	(964)
Sustainability-linked ESG Principal Only Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	12,142	(1,224)	0
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	$ (11,800)	$ 2,014	$ 0